OTHER OPERATING INCOME/(EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2022
Other Operating Incomeexpenses
Schedule of other operating income

	2022	2021	2020
Government grants/net present value of long-term fiscal incentives	1,289.3	853.2	735.9
Extemporaneous credits/(debits) (i)	1,013.9	1,219.0	2,121.3
(Additions)/reversals of provisions	(77.2)	(71.4)	(70.1)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates	88.8	66.1	27.2
Other operating income/(expenses), net	199.1	57.2	(134.9)
Total	2,513.9	2,124.1	2,679.4

(i)	As detailed in Note 30 – Contingencies, the Company recognized PIS and COFINS credits arising from the exclusion of ICMS from its calculation basis, in the item Other operating income/(expenses).